Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (5,342,676)	$ (3,640,018)	$ (3,924,893)
Cayman Islands
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(4,936,199)	(3,640,018)	(3,924,893)
US
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(379,349)	0	0
Canada
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(2,270)	0	0
Singapore
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (24,858)	$ 0	$ 0